Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
17.	Earnings (Loss) Per Share

The income (loss) available for common stockholders and earnings (loss) per common share presented in the table below excludes the results of operations of the Dropdown Predecessor (see note 1).

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Net income (loss)	57,142	(8,138)	(370,181)
Net loss attributable to the Dropdown Predecessor (note 1)	—	—	9,163

Net income (loss) available for common stockholders	57,142	(8,138)	(361,018)

Weighted-average number of common shares—basic	85,882,685	83,591,030	79,539,605
Dilutive effect of stock-based compensation	364,452	—	—

Weighted average number of common shares—diluted	86,247,137	83,591,030	79,539,605

Earnings (loss) per common share:
- Basic	0.67	(0.10)	(4.54)
- Diluted	0.66	(0.10)	(4.54)